Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [abstract]
Schedule of Estimated Useful Lives for the Current Period and the Comparative Period

The estimated useful lives for the current period and the comparative period are as follows.

Fixtures and fittings	5 years
IT and equipment	3 years
Right of use asset	Economic life of contractual relationship